AMG SouthernSun Small Cap Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2019

	Shares	Value		Shares		Value
Common Stocks - 94.5%			Information Technology - 7.9%
Consumer Discretionary - 15.8%			Belden, Inc.[1]		111,246	$6,626,924
Extended Stay America, Inc.	468,202	$7,907,932	Broadridge Financial Solutions, Inc.		42,052	5,369,200
Murphy USA, Inc.*	52,734	4,431,238	Total Information Technology			11,996,124
Polaris Industries, Inc. [1]	61,911	5,648,140	Materials - 8.3%
Thor Industries, Inc.	104,225	6,091,951	Koppers Holdings, Inc.*		279,640	8,210,230
Total Consumer Discretionary		24,079,261	Stepan Co.		48,547	4,461,955
Consumer Staples - 11.1%			Total Materials			12,672,185
Darling Ingredients, Inc. *	474,784	9,443,454	Total Common Stocks
			(Cost $122,336,912)			143,788,593
Sanderson Farms, Inc.	53,900	7,360,584
			Short-Term Investments - 3.7%
Total Consumer Staples		16,804,038
			Other Investment Companies - 3.7%
Energy - 2.9%
			Dreyfus Government Cash Management Fund,
Encana Corp. (Canada)	867,210	4,448,787	Institutional Shares, 2.25%[2]		1,860,124	1,860,124
Health Care - 4.6%			Dreyfus Institutional Preferred Government
Hill-Rom Holdings, Inc.	67,343	7,045,425	Money Market Fund, Institutional Shares,
			2.35% [2]		1,860,125	1,860,125
Industrials - 43.9%
Actuant Corp., Class A	275,798	6,842,548	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.32% [2]		1,916,492	1,916,492
Aegion Corp.*	324,986	5,979,742
			Total Short-Term Investments
AGCO Corp.	81,160	6,295,581	(Cost $5,636,741)			5,636,741
The Brink's Co.	111,620	9,061,312	Total Investments - 98.2%
Clean Harbors, Inc. *	109,763	7,804,149	(Cost $127,973,653)			149,425,334
Crane Co.	69,358	5,787,232	Other Assets, less Liabilities - 1.8%			2,783,307
Dycom Industries, Inc. *	167,320	9,850,128	Net Assets - 100.0%			$152,208,641
The Timken Co.	179,789	9,230,367
Trinity Industries, Inc. [1]	283,938	5,891,714
Total Industrials		66,742,773

* Non-income producing security.			[2] Yield shown represents the June 30, 2019, seven day average yield, which refers to the
[1] Some or all of these securities, amounting to $2,193,996 or 1.4% of net assets, were out			sum of the previous seven days' dividends paid, expressed as an annual percentage.
on loan to various borrowers and are collateralized by various U. S. Treasury
Obligations. See Notes to Schedules of Portfolio of Investments.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2019:
			Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †			$143,788,593	—	—	$143,788,593
Short-Term Investments
Other Investment Companies			5,636,741	—	—	5,636,741
Total Investments in Securities			$149,425,334	—	—	$149,425,334

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended June 30, 2019, there were no transfers in or out of Level 3.

AMG SouthernSun U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2019

	Shares	Value		Shares		Value
Common Stocks - 98.8%			Trinity Industries, Inc. [1]		217,699	$4,517,254
Consumer Discretionary - 20.7%			Watsco, Inc. [1]		11,391	1,862,770
Extended Stay America, Inc.	357,859	$6,044,239	Total Industrials			48,638,344
Hanesbrands, Inc. [1]	337,077	5,804,466	Information Technology - 12.4%
Murphy USA, Inc.*	35,548	2,987,098	Broadridge Financial Solutions, Inc.		31,784	4,058,181
			Knowles Corp.*,1		278,277	5,095,252
Polaris Industries, Inc.	46,582	4,249,676
			The Western Union Co. [1]		269,594	5,362,225
Thor Industries, Inc.	87,207	5,097,249
Total Consumer Discretionary		24,182,728	Total Information Technology			14,515,658
Consumer Staples - 6.2%			Materials - 5.1%
Darling Ingredients, Inc. *	364,873	7,257,324	Westrock Co.		162,649	5,931,809
Energy - 2.8%			Total Common Stocks
			(Cost $94,196,858)			115,239,508
Encana Corp. (Canada)	636,697	3,266,256
			Short-Term Investments - 0.7%
Financials - 4.6%
			Other Investment Companies - 0.7%
First Horizon National Corp.	226,824	3,386,482
			Dreyfus Government Cash Management Fund,
SEI Investments Co.	34,312	1,924,903	Institutional Shares, 2.25%[2]		266,445	266,445
Total Financials		5,311,385	Dreyfus Institutional Preferred Government
Health Care - 5.3%			Money Market Fund, Institutional Shares,
			2.35% [2]		266,445	266,445
Centene Corp.*	117,010	6,136,004
Industrials - 41.7%			JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.32% [2]		274,520	274,520
AGCO Corp.	66,437	5,153,518	Total Short-Term Investments
The Brink's Co.	83,296	6,761,969	(Cost $807,410)			807,410
Clean Harbors, Inc. *	81,825	5,817,758	Total Investments - 99.5%
Crane Co.	59,058	4,927,800	(Cost $95,004,268)			116,046,918
Dycom Industries, Inc. *,1	131,321	7,730,867	Other Assets, less Liabilities - 0.5%			612,713
IDEX Corp.	28,531	4,911,327	Net Assets - 100.0%			$116,659,631
The Timken Co.	135,471	6,955,081

* Non-income producing security.			[2] Yield shown represents the June 30, 2019, seven day average yield, which refers to the
[1] Some or all of these securities, amounting to $18,236,262 or 15.6% of net assets, were			sum of the previous seven days' dividends paid, expressed as an annual percentage.
out on loan to various borrowers and are collateralized by various U. S. Treasury
Obligations. See Notes to Schedules of Portfolio of Investments.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2019:
			Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †			$115,239,508	—	—	$115,239,508
Short-Term Investments
Other Investment Companies			807,410	—	—	807,410
Total Investments in Securities			$116,046,918	—	—	$116,046,918

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended June 30, 2019, there were no transfers in or out of Level 3.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds' portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”)
are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value
(“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the
Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

Notes to Schedules of Portfolio of Investments (continued)

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at June 30, 2019, were as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received
AMG SouthernSun Small Cap Fund	$2,193,996	—	$2,184,675	$2,184,675
AMG SouthernSun U.S. Equity Fund	18,236,262	—	18,245,880	18,245,880

The following table summarizes the securities received as collateral for securities lending at June 30, 2019:
	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range
AMG SouthernSun Small Cap Fund	U.S. Treasury Obligations	0.000%-8.750%	07/16/19-11/15/48
AMG SouthernSun U.S. Equity Fund	U. S. Treasury Obligations	0.000%-8.750%	07/16/19-11/15/48

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